ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Advance from customers	$ 12,619,824	$ 9,564,598
Payables for rental expenses	8,237,354	6,740,257
Business taxes and other tax payable	3,678,500	3,488,952
Payable of advertising fees	2,771,667	1,765,970
Accrued payroll, welfare and other social expenses	1,896,862	1,575,937
Other accounts payable to third parties	1,591,889	1,581,691
Accrued professional fees	773,800	814,966
Payable of distribution and promotion fees	536,052	1,800,597
Deposits payable	420,827	206,272
Advance from third parties	82,594	80,256
Payable of production costs	25,384	525,603
Total	$ 32,634,753	$ 28,145,099